Related Party Transactions - Additional Information (Detail) € / shares in Units, € in Thousands			1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended
	Jan. 14, 2021 EUR (€)	Dec. 31, 2017 shares € / shares	Mar. 31, 2022 shares	May 31, 2021 EUR (€) shares	Oct. 31, 2021 EUR (€)	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) shares Euro € / shares	Dec. 31, 2021 EUR (€) Euro shares € / shares $ / shares	Dec. 31, 2020 EUR (€) Euro	Dec. 31, 2019 EUR (€)	Feb. 04, 2021 shares € / shares
Statements [Line Items]
Amounts payable, related party transactions | €								€ 5,000	€ 5,000
Exercise price of outstanding share options | € / shares								€ 137	€ 137
Share Based Payment Obligation Waived | €								€ 16,120
Number of other equity instruments granted in share based payment arrangement								2,520,000
Number of securities called by other equity instruments								1
Description of vesting requirements for share based payment arrangement								vest in three tranches in 2022, 2023 and 2024
Expense from equity settled share based payment transactions | €						€ 6,683	€ 8,757
Expense from equity settled share based payment transactions, Unrecognized | €						€ 29,068
Gifts to employees | €								€ 2,455		€ 3,142	€ 1,460
Exercise price of outstanding share options								16,237
Share based payments related to long-term incentives granted | €								€ 16,290
Share Split [Member]
Statements [Line Items]
Exercise price of outstanding share options | € / shares								€ 2.74	€ 2.74
Exercise price of outstanding share options								811,850
Share based payments related to long-term incentives granted | €								€ 2,216
Personnel Costs And Offsetting [Member]
Statements [Line Items]
Share based payments related to long-term incentives granted | €								€ 3,834
Private Warrants [Member]
Statements [Line Items]
Class of Warrants or rights Number of shares issued								800,000
Class of Warrants or rights issued | €								€ 1,263
Tranche One [Member] | Share Price Of At Least USD Eleven Point Fifty [Member]
Statements [Line Items]
Share price								11.50	11.50
Number of trading days determining share price								20 days
Tranche One [Member] | Share Price Of At Least USD Eleven Point Fifty [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Share price								11.50	11.50
Number of trading days determining share price								10 days
Tranche One [Member] | Share Price Of At Least USD Twelve Point Fifty [Member]
Statements [Line Items]
Share price								12.50	12.50
Number of trading days determining share price								20 days
Tranche One [Member] | Share Price Of At Least USD Twelve Point Fifty [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Share price								12.50	12.50
Number of trading days determining share price								20 days
Cash-settled share based payments
Statements [Line Items]
Number of instruments granted in share-based payment arrangement		55,433
Number of share options outstanding in share based payment arrangement | € / shares		15,832
Exercise price of outstanding share options | € / shares		€ 186.50
Cash-settled share based payments | Share Price [Member]
Statements [Line Items]
Significant unobservable input, Liabilities | Euro										372
Cash-settled share based payments | Discount rate, measurement input [member]
Statements [Line Items]
Significant unobservable input, Liabilities										1.90
Cash-settled share based payments | Award With No Specific Conditions [Member]
Statements [Line Items]
Number of instruments granted in share-based payment arrangement		25,988
Cash-settled share based payments | Following The Share Split [Member]
Statements [Line Items]
Number of instruments granted in share-based payment arrangement								2,771,650
Number of share options outstanding in share based payment arrangement								791,600	791,600
Exercise price of outstanding share options | € / shares								€ 3.73	€ 3.73
Cash-settled share based payments | Following The Share Split [Member] | Share Price [Member]
Statements [Line Items]
Significant unobservable input, Liabilities | Euro								7.44	7.44
Cash-settled share based payments | Following The Share Split [Member] | Award With No Specific Conditions [Member]
Statements [Line Items]
Number of instruments granted in share-based payment arrangement								1,299,400
Equity Settled Share Based Payments [Member]
Statements [Line Items]
Number of share options outstanding in share based payment arrangement												15,832
Exercise price of outstanding share options | € / shares												€ 186
Expense from equity settled share based payment transactions | €								€ 1,410
Share price, Other equity instruments granted | € / shares						€ 8.91
Expected volatility, Other equity instruments granted						35.00%
Risk free interest rate, Other equity instruments granted						0.73%
Shares issued during period, Share option exercised				15,832
Shares issued during period, Share option exercised, Value | €				€ 2,946
Equity Settled Share Based Payments [Member] | Performance Share Units [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement			1,417,150
Expense from equity settled share based payment transactions | €						€ 1,365		6,138
Expense from equity settled share based payment transactions, Unrecognized | €						10,956		€ 12,897	€ 12,897
Expense from equity settled share based payment transactions, Unrecognized, Expected terms of recognition								remaining vesting periods through 2024
Risk free interest rate, Other equity instruments granted								0.00%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Award With Vesting Tranches [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement								600,000
Expense from equity settled share based payment transactions | €								€ 2,047
Expense from equity settled share based payment transactions, Unrecognized | €								€ 1,680	1,680
Risk free interest rate, Other equity instruments granted								0.73%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Award With Vesting Tranches [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement								900,000
Expense from equity settled share based payment transactions | €								€ 3,349
Expense from equity settled share based payment transactions, Unrecognized | €								€ 2,720	€ 2,720
Expected volatility, Other equity instruments granted								30.00%
Risk free interest rate, Other equity instruments granted								0.73%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Tranche One [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement								240,000
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Tranche One [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement								450,000
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Tranche Two [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement								360,000
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Tranche Two [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement								450,000
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Top of range
Statements [Line Items]
Share price, Other equity instruments granted | € / shares								€ 9.13
Expected volatility, Other equity instruments granted								40.00%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Top of range | Award With Vesting Tranches [Member]
Statements [Line Items]
Share price, Other equity instruments granted | $ / shares									€ 7.85
Expected volatility, Other equity instruments granted								40.00%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Top of range | Award With Vesting Tranches [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Share price, Other equity instruments granted | $ / shares									8.32
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Bottom of range
Statements [Line Items]
Share price, Other equity instruments granted | € / shares								€ 7.43
Expected volatility, Other equity instruments granted								30.00%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Bottom of range | Award With Vesting Tranches [Member]
Statements [Line Items]
Share price, Other equity instruments granted | $ / shares									6.53
Expected volatility, Other equity instruments granted								30.00%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Bottom of range | Award With Vesting Tranches [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Share price, Other equity instruments granted | $ / shares									€ 7.00
Equity Settled Share Based Payments [Member] | Share Option [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement								vests each year
Expense from equity settled share based payment transactions | €								€ 2,938
Equity Settled Share Based Payments [Member] | Following The Share Split [Member]
Statements [Line Items]
Number of share options outstanding in share based payment arrangement								791,600	791,600
Exercise price of outstanding share options | € / shares								€ 3.72	€ 3.72
Shares issued during period, Share option exercised								791,600
Associates [member] | Tom Ford [Member]
Statements [Line Items]
Provision of guarantees or collateral to entity, related party transactions | €						€ 7,500		€ 7,500
Maturing month and year								March 2025
Monterubello and Companies Controlled By Monterubello OrIts Shareholders Zegna Directors Or Senior Management [Member] | PKB Private bank AG [Member]
Statements [Line Items]
Expiration term of amounts payable, Related party transactions								March 2022
Subsidiaries [member] | Agnona [Member] | Discontinued operations [member]
Statements [Line Items]
Proportion of ownership interest in subsidiary sold	70.00%				30.00%
Consideration paid | €	€ 1				€ 500
Key Management Excluding The CEO [Member] | Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Award With Vesting Tranches [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Expense from equity settled share based payment transactions | €								€ 1,023
Monterubello [Member]
Statements [Line Items]
Stock Repurchased During Period, Shares								54,600,000
Stock Repurchased During Period, Value | €								€ 455,000
Gifts to employees | €								€ 10,923